Basis of Presentation and Summary of Significant Accounting Policies - Adoption of ASU 2016-09 - Adoption of New Revenue Standard (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) item $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Jan. 01, 2018 USD ($)
Adoption of Accounting Standards Updates
Retained earnings		$ 3,004,018	$ 2,502,222
Total revenues		$ 4,927,965	$ 4,170,077	$ 2,779,541
Diluted EPS | $ / shares		$ 3.16	$ 1.73	$ 1.97
Number of methods to calculate interchange and payment network fees | item		2
Minimum
Adoption of Accounting Standards Updates
Expected period of benefit of contract with customer		20 months
Maximum
Adoption of Accounting Standards Updates
Expected period of benefit of contract with customer		7 years
Licensing arrangements with customers
Adoption of Accounting Standards Updates
Number of performance obligations | item		1
Merchant processing contracts
Adoption of Accounting Standards Updates
Number of performance obligations | item		1
Provide account access and facilitate purchase transactions
Adoption of Accounting Standards Updates
Number of performance obligations | item		1
Difference between Revenue Guidance in Effect before and after Topic 606 | Expected | Minimum | Accounting Standards Update 2014-09
Adoption of Accounting Standards Updates
Retained earnings					$ 1,000
Total revenues	$ (1,575,000)
Diluted EPS | $ / shares	$ (0.03)
Difference between Revenue Guidance in Effect before and after Topic 606 | Expected | Maximum | Accounting Standards Update 2014-09
Adoption of Accounting Standards Updates
Retained earnings					$ 4,000
Total revenues	$ (1,600,000)
Diluted EPS | $ / shares	$ (0.04)